Revenues (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member] | All Vessels Under Time and Bareboat Charter Agreements [Member]
Time and Bareboat Charter Agreements in years	0.8	1.8
Minimum [Member] | Twelve Vessels Under Time and Bareboat Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years	2.2
Minimum [Member] | Ten Vessels Under Time and Bareboat Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years		2.2
Maximum [Member] | All Vessels Under Time and Bareboat Charter Agreements [Member]
Time and Bareboat Charter Agreements in years	9.8	9.2
Maximum [Member] | Twelve Vessels Under Time Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years	9.1
Maximum [Member] | Ten Vessels Under Time and Bareboat Charter Agreements with extensions in Charterers Option [Member]
Time and Bareboat Charter Agreements in years		9.2